Principal Accounting Policies - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) Segment ¥ / $	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2018 ¥ / $
Significant Accounting Policies [Line Items]
Revenue decrease as a result of a change in revenue recognition method			¥ (42,100,000)
Revenue increase due to a cutoff adjustment, and by an adjustment related to business tax and surcharges			6,000,000
Net revenue reduction			(36,400,000)
Accounts receivable decrease			(56,400,000)
Accounts payable increase, in order to reconcile its accounting to that of its main media partners for SEM solutions			37,400,000
Decrease in deferred revenue due to reclassification changes and associated adjustments to accounts receivable and deferred revenue balances			(29,100,000)
Exchange rate used for conversion of financial statements from RMB to US dollar | ¥ / $		6.5063
Property, plant and equipment, residual value, percentage		5.00%
Impairment loss of intangible assets		¥ 0	0	¥ 0
Goodwill impairment loss		0
Marketing expense		14,886,000	6,094,000	0
Employee social benefits included as expenses		¥ 66,511,000	49,557,000	26,221,000
Number of operating segments | Segment		1
Percentage of after tax profits allocated to general reserve		10.00%
Percentage of reserve fund to registered capital when appropriation not required		50.00%
Subsequent Event
Significant Accounting Policies [Line Items]
Exchange rate used for conversion of financial statements from RMB to US dollar | ¥ / $					6.8755
Accounting Standards Update 2014-09 | Subsequent Event
Significant Accounting Policies [Line Items]
Cumulative catch-up adjustment to retained earnings	¥ 5,900,000
Customer Relationship
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful life		10 years
Variable Interest Entity
Significant Accounting Policies [Line Items]
Employee benefits payable		¥ 2,709,000	¥ 2,244,000	¥ 1,394,000
Maximum
Significant Accounting Policies [Line Items]
Original maturity period, demand deposit		1 year
Maximum | Software and Other Intangible Assets
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful life		5 years
Minimum
Significant Accounting Policies [Line Items]
Original maturity period, demand deposit		3 months
Minimum | Software and Other Intangible Assets
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful life		3 years